CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues	¥ 784,616	$ 123,123	¥ 1,552,645	¥ 3,587,695
Cost of revenues (a)	(257,656)	(40,432)	(475,378)	(1,241,932)
Gross profit	526,960	82,691	1,077,267	2,345,763
Operating income and expenses (a)
Research and development	(211,594)	(33,204)	(455,179)	(787,329)
Selling and marketing	(370,274)	(58,104)	(766,986)	(1,558,315)
General and administrative	(191,868)	(30,108)	(380,533)	(587,457)
Impairment of goodwill | ¥				(545,665)
Other operating income (expenses), net	17,205	2,700	(5,684)	22,091
Total operating expenses	(756,531)	(118,716)	(1,608,382)	(3,456,675)
Operating loss	(229,571)	(36,025)	(531,115)	(1,110,912)
Other income (expenses)
Interest income, net	25,391	3,984	35,655	110,010
Foreign exchange gains, net	24,288	3,811	39,393	49
Other income	252,998	39,700	1,081,506	887,494
Other expense	(412,677)	(64,758)	(117,192)	(252,328)
(Loss) income before income taxes	(339,571)	(53,288)	508,247	(365,687)
Income tax expenses	(13,633)	(2,139)	(97,090)	(7,904)
Net (loss) income	(353,204)	(55,427)	411,157	(373,591)
Less: net loss attributable to noncontrolling interests	(2,078)	(326)	(5,575)	(59,614)
Net (loss) income	¥ (351,126)	$ (55,101)	¥ 416,732	¥ (313,977)
(Loss) earnings per share
Basic | (per share)	¥ (0.2469)	$ (0.0388)	¥ 0.2895	¥ (0.2514)
Diluted | (per share)	(0.2469)	(0.0388)	0.2857	(0.2514)
(Loss) earnings per ADS (1 ADS represent 10 Class A ordinary share)
Basic | (per share)	(2.4694)	(0.3875)	2.8953	(2.514)
Diluted | (per share)	¥ (2.4694)	$ (0.3875)	¥ 2.8575	¥ (2.514)
Weighted average number of shares used in computation of ordinary shares:
Basic | shares	1,430,052,602	1,430,052,602	1,402,509,386	1,369,041,418
Diluted | shares	1,430,052,602	1,430,052,602	1,421,067,906	1,369,041,418
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	¥ (75,536)	$ (11,853)	¥ (167,476)	¥ 77,097
Unrealized gains (losses) on available-for-sale securities, net | ¥			(7,251)	10,913
Other comprehensive income (loss)	(75,536)	(11,853)	(174,727)	88,010
Total comprehensive (loss) income	(428,740)	(67,280)	236,430	(285,581)
Less: total comprehensive (loss) income attributable to noncontrolling interests	(2,536)	(398)	(5,869)	(60,073)
Total comprehensive (loss) income attributable to Cheetah Mobile Inc.	(426,204)	(66,882)	242,299	(225,508)
Sales [Member]
Related party Transactions
Amount of transactions with related parties	70,444	11,054	112,706	216,829
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(61,429)	(9,640)	(101,250)	(113,937)
Research and development
Related party Transactions
Amount of transactions with related parties	(2,557)	(401)	(12,173)	(14,775)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(1,178)	(185)	(993)	(7,871)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(5,303)	(832)	(4,403)	(5,148)
Internet Business [Member]
Revenues (a)
Total Revenues	653,759	102,589	1,380,906	3,370,811
AI and Others [Member]
Revenues (a)
Total Revenues	¥ 130,857	$ 20,534	¥ 171,739	¥ 216,884